Income taxes - Deferred (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets and liabilities
Deferred tax assets before netting	€ 3,848	€ 3,653
Deferred tax liabilities before netting	(2,858)	(2,091)
Netting of deferred tax liabilities	(2,576)	(1,831)
Netting of deferred tax assets	2,576	1,831
Deferred tax assets after netting	1,272	1,822
Deferred tax liabilities after netting	(282)	(260)
Net deferred tax liability (asset)	990	1,562	€ 4,734	€ 4,561
Tax losses carried forward and unused tax credits
Deferred tax assets and liabilities
Deferred tax assets before netting	794	720
Undistributed earnings
Deferred tax assets and liabilities
Deferred tax liabilities before netting	(136)	(104)
Intangible assets and property, plant and equipment
Deferred tax assets and liabilities
Deferred tax assets before netting	1,167	1,020
Deferred tax liabilities before netting	(176)	(291)
Right-of-use assets
Deferred tax assets and liabilities
Deferred tax liabilities before netting	(210)	(197)
Defined benefit pension assets
Deferred tax assets and liabilities
Deferred tax assets before netting		3
Deferred tax liabilities before netting	(2,052)	(1,233)
Other non-current assets
Deferred tax assets and liabilities
Deferred tax assets before netting	49	27
Deferred tax liabilities before netting	(34)	(40)
Inventories
Deferred tax assets and liabilities
Deferred tax assets before netting	79	120
Deferred tax liabilities before netting	(13)	(8)
Other current assets
Deferred tax assets and liabilities
Deferred tax assets before netting	152	98
Deferred tax liabilities before netting	(81)	(46)
Lease liabilities
Deferred tax assets and liabilities
Deferred tax assets before netting	165	164
Deferred tax liabilities before netting		(3)
Defined benefit pension and other post-employment liabilities
Deferred tax assets and liabilities
Deferred tax assets before netting	1,023	1,045
Deferred tax liabilities before netting		(7)
Other non-current liabilities
Deferred tax assets and liabilities
Deferred tax assets before netting	1
Provisions
Deferred tax assets and liabilities
Deferred tax assets before netting	82	251
Deferred tax liabilities before netting	(87)	(86)
Other current liabilities
Deferred tax assets and liabilities
Deferred tax assets before netting	300	200
Deferred tax liabilities before netting	(55)	(63)
Other temporary differences
Deferred tax assets and liabilities
Deferred tax assets before netting	36	5
Deferred tax liabilities before netting	€ (14)	€ (13)